CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Virax)	Non Controlling Interest
Number of shares, beginning balance at Mar. 31, 2022		997,655
Equity, beginning balance at Mar. 31, 2022	$ (1,196,709)	$ 998	$ 5,363,188	$ (6,336,966)	$ (1,799)	$ (974,579)	$ (222,130)
Shares issued for cash, shares		425,750
Shares issued for cash	13,654,215	$ 426	13,653,789			13,654,215
Shares issued for services, shares		755
Shares issued for services	20,000	$ 1	19,999			20,000
Shares issued for settlement of related party payable, shares		5,430
Shares issued for settlement of related party payable	39,864	$ 6	39,858			39,864
Contributed capital - settlement of related party debt	109,570		109,570			109,570
Cashless warrant exercise, shares		8,619
Cashless warrant exercise	9	$ 9				9
Pre-funded warrant exercise, shares		116,500
Pre-funded warrant exercise	117	$ 117				117
Stock-based compensation	1,734,601		1,734,601			1,734,601
Foreign currency adjustment	111				111	111
Net Loss	(5,457,763)			(5,457,494)		(5,457,494)	(269)
Number of shares, ending balance at Mar. 31, 2023		1,554,709
Equity, ending balance at Mar. 31, 2023	8,904,015	$ 1,557	20,921,005	(11,794,460)	(1,688)	9,126,414	(222,399)
Pre-funded warrant exercise, shares		234,331
Pre-funded warrant exercise	234	$ 234				234
Warrant exercise, shares		734,073
Warrant exercise	1,872,506	$ 734	1,871,772			1,872,506
Shares issued for settlement of debt, shares		22,500
Shares issued for settlement of debt	85,500	$ 21	85,479			85,500
Shares issued for rounding on Share Consolidation, shares		28,290
Shares issued for rounding on Share Consolidation	28	$ 28				28
Stock-based compensation	1,011,973		1,011,973			1,011,973
Foreign currency adjustment	3,639				3,639	3,639
Net Loss	$ (6,739,120)			(6,733,537)		(6,733,537)	(5,583)
Number of shares, ending balance at Mar. 31, 2024	2,573,903	2,573,903
Equity, ending balance at Mar. 31, 2024	$ 5,138,775	$ 2,574	23,890,229	(18,527,997)	1,951	5,366,757	(227,982)
Shares issued for cash, shares		1,499,909
Shares issued for cash	5,128,186	$ 1,500	5,126,686			5,128,186
Warrant exercise, shares		268,144
Warrant exercise	786,736	$ 268	786,468			786,736
Stock-based compensation	365,309		365,309			365,309
Foreign currency adjustment	110,379				110,379	110,379
Net Loss	$ (6,067,232)			(6,061,247)		(6,061,247)	(5,985)
Number of shares, ending balance at Mar. 31, 2025	4,341,956	4,341,956
Equity, ending balance at Mar. 31, 2025	$ 5,462,153	$ 4,342	$ 30,168,692	$ (24,589,244)	$ 112,330	$ 5,696,120	$ (233,967)